                        GROUP VARIABLE ANNUITY CONTRACTS
                         FOR SECTION 403(b) OR 408 PLANS
                          ISSUED WITH RESPECT TO DC-II
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford's Ratings" in the "Hartford Life Insurance Company" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


        RATINGS AGENCY    EFFECTIVE DATE     RATING        BASIS OF RATING
                            OF RATING
--------------------------------------------------------------------------------
            Fitch             9/19/02          AA       Claims paying ability





  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4063
33-59541